GROUP INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GROUP INCOME STATEMENT
Revenue	$ 4,765	$ 4,669	$ 4,634
Cost of goods sold	(1,248)	(1,272)	(1,143)
Gross profit	3,517	3,397	3,491
Selling, general and administrative expenses	(2,360)	(2,366)	(2,641)
Research and development expenses	(223)	(230)	(222)
Operating profit	934	801	628
Interest income	6	6	11
Interest expense	(57)	(52)	(49)
Other finance costs	(10)	(16)	(15)
Share of results of associates	6	(3)	(16)
Gain on disposal of business		326
Profit before taxation	879	1,062	559
Taxation	(112)	(278)	(149)
Attributable profit for the year	$ 767	$ 784	$ 410
Earnings per ordinary share
Basic	$ 0.878	$ 0.881	$ 0.459
Diluted	$ 0.877	$ 0.878	$ 0.456